Recurring Fair Value Measurements (Details) - Kingswood Acquisition Corp - Recurring - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Level 1 | Public Warrants
Recurring Fair Value Measurements
Liabilities held in trust account	$ 862,500	$ 345,000
Level 3 | Private Placement Warrants
Recurring Fair Value Measurements
Liabilities held in trust account	721,551	327,978
Level 3 | Convertible Promissory Note
Recurring Fair Value Measurements
Liabilities held in trust account	1,645,525	1,351,662
U.S. Money Market Mutual Funds held in Trust Account | Level 1
Recurring Fair Value Measurements
Assets held in Trust Account		$ 5,514,494
Demand deposits held in Trust Account | Level 1
Recurring Fair Value Measurements
Assets held in Trust Account	$ 6,262,478